REVENUE RECOGNITION (Tables)	6 Months Ended
Jun. 30, 2023
Revenue Recognition [Abstract]
Schedule of Company's Revenues According to Company's Segments
	Period ended June 30,
	2023	2022

Aviation Security	$146,837	$107,237
Other Aviation Related Services	31,328	23,954
Authentication Technology	26,243	24,820
Total revenues	$204,408	$156,011

Schedule of Company's Revenues Disaggregated by Geography
	Period ended June 30,
	2023		2022

Germany	$56,189	27.5%	$57,064	36.6%
United States	50,034	24.5%	42,843	27.5%
The Netherlands	46,436	22.7%	28,383	18.2%
Spain	39,176	19.2%	17,300	11.1%
Other countries	12,573	6.2%	10,421	6.7%
Total revenues	$204,408	100.0%	$156,011	100.0%